Exhibit 99.21

Rating Agency Grades Detail Report
DRMT 2026-CES1
Run Date - 4/14/2026 13:00:00 PM

Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
XXXXXX-2026-CES1-1	B	B	B	B	A	A	B	B	Closed	FCRE0409	2025-02-05 00:21	2025-02-05 03:28	Waived	2 - Non-Material	B	B	Credit	Eligibility	Subject loan Junior Lien program not qualified under guidelines - Ineligible First Lien program	Waived-1st lien is Balloon Mortgage per Note document in Page #308_Credit pkg which is ineligible per Guidelines page 55. However, exception document is in page # 16 of Credit pkg.pdf - Due Diligence Vendor-02/05/2025	Waived-1st lien is Balloon Mortgage per Note document in Page #308_Credit pkg which is ineligible per Guidelines page 55. However, exception document is in page # 16 of Credit pkg.pdf - Due Diligence Vendor-02/05/2025

No credit events past 40 months-No Credit Events such as Bankruptcy, Foreclosure, Short-Sale, Deed-in-Lieu and Loan Modification in File
No mortgage late payments in the last 24 months-No Consumer Mortgage late payments in CBR Page #291 of Credit pkg.pdf
																										No consumer late payments in the last 24 months-No Consumer late payments in CBR Page #291 of Credit pkg.pdf		ATR/QM: Exempt	ATR/QM: Exempt	[Redacted]	[Redacted]	Investment	Refinance	Cash Out - Other	Originator Pre-Close	Yes	XX
XXXXXX-2026-CES1-1	B	B	B	B	A	A	B	B	Closed	FVAL5474	2025-02-05 00:23	2025-02-05 03:26	Waived	2 - Non-Material	B	B	Property	Property	Condo project is ineligible	Waived-Condo Project is Subject to litigations with Deferred maintenance per document in page #256_Credit pkg, however exception document in page # 17 of Credit pkg.pdf - Due Diligence Vendor-02/05/2025	Waived-Condo Project is Subject to litigations with Deferred maintenance per document in page #256_Credit pkg, however exception document in page # 17 of Credit pkg.pdf - Due Diligence Vendor-02/05/2025

No credit events past 40 months-No Credit Events such as Bankruptcy, Foreclosure, Short-Sale, Deed-in-Lieu and Loan Modification in File
No mortgage late payments in the last 24 months-No Consumer Mortgage late payments in CBR Page #291 of Credit pkg.pdf
No consumer late payments in the last 24 months-No Consumer late payments in CBR Page #291 of Credit pkg.pdf
																										5+ years credit history-Oldest tradeline date in CBR page # 291 of Credit Package.pdf is05/01/2005		ATR/QM: Exempt	ATR/QM: Exempt	[Redacted]	[Redacted]	Investment	Refinance	Cash Out - Other	Originator Pre-Close	Yes	XX